UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2006
                                               -------------------


Check here if Amendment [  ]; Amendment Number:
                                                -------------
This Amendment (Check only one.):           [  ]is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Berkowitz Capital & Co., LLC
Address:   909 Third Avenue
           New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

      Signature                        Place                Date of Signing
------------------------            ------------           ----------------
/S/ JEFFREY L. BERKOWITZ            NEW YORK, NY           JANUARY 19, 2007


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          11
                                                 --

Form 13F Information Table Value Total:          $12,500
                                                 -------
                                               (thousands)




List of Other Included Managers:

None



                                                AMOUNT & TYPE OF SECURITY                                       VOTING AUTHORITY

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NAME OF ISSUER           TITLE           CUSIP         VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER      SOLE    SHARED   NONE
                        OF CLASS                      (X1000)  PRN AMOUNT  PRN  CALL DISCRETION  MANAGERS
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
BUSINESS OBJECTS S A  SPONSORED ADR     12328X107      4,340    110,000 SH               SOLE        21D    110,000
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CIENA CORP               COM            171779101        970     35,000 SH               SOLE        21D     35,000
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CISCO SYS INC            COM            17275R102      2,050     75,000 SH               SOLE        21D     75,000
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E M C CORP MASS          COM            268648102        660     50,000 SH               SOLE        21D     50,000
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F5 NETWORKS INC          COM            315616102      1,855     25,000 SH               SOLE        21D     25,000
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INTERNATIONAL
  BUSINESS MACHS         COM            459200101        191        250          CALL    SOLE        21D
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INTERNATIONAL
  BUSINESS MACHS         COM            459200102         68        200          CALL    SOLE        21D
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INTERNATIONAL
  BUSINESS MACHS         COM            459200103      1,457     15,000 SH               SOLE        21D     15,000
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LENNAR CORP              CL A           526057104        221        750          PUT     SOLE        21D
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MOHAWK INDS INC          COM            608190104        390        750          PUT     SOLE        21D
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WHIRLPOOL CORP           COM            963320106        298      1,000          PUT     SOLE        21D
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                                                      12,500